DERIVATIVE LIABILITIES Warrants - Fair value loss on financial liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Gain(loss) from FV adjustment	$ 83,759,057	$ (529,555)
Make-whole provision
Disclosure of detailed information about financial instruments [line items]
Gain(loss) from FV adjustment		(225,125)
Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Gain(loss) from FV adjustment	83,656,706	$ (304,430)
purchase consideration settlement
Disclosure of detailed information about financial instruments [line items]
Gain(loss) from FV adjustment	$ 102,351